SUBSEQUENT EVENT:	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENT:
SUBSEQUENT EVENT:

NOTE 8 — SUBSEQUENT EVENT:

On September 13, 2022, the Company’s board approved the amendment of the service agreement with Mr. Yoav Leibovitch, the Company’s Chairman and CFO, which amendment shall provide that Mr. Leibovitch shall be entitled, upon and subject to the closing of the SPAC transaction as mentioned in Note 3.B, to: (1) a $2 million success bonus; (2) an increase in his monthly compensation for services provided under the service agreement such that the monthly compensation shall be $100,000 per month, effective as of October 1, 2022; (3) an increase in his yearly bonus such that the yearly bonus shall be 2% of the incremental year over year growth of the shareholders equity in the consolidated financial statements of the Company; and (4) an increase in his annual bonus such that the annual bonus shall be 2% of the incremental year over year of the growth in revenues in the consolidated financial statements of the Company.

The amendment of Mr. Leibovitch’s service agreement was also approved by the shareholders on September 29, 2022.

NOTE 27 — SUBSEQUENT EVENT:

a.	Long Term Loan from a Financial Institution — Francisco Partners L.P

On February 1, 2022, the Company signed a USD 55 million loan agreement with affiliates of a financial institution named Francisco Partners L.P., with a repayment period of between 2.5 to 4 years depending on the Company completing a qualified public offering within 12 months of closing. The loan bears a yearly interest of 9.5% on the outstanding balance. In the event the Company will not complete a qualified public offering during the first year, then the interest rate shall increase by 100 basis points per year beginning in year 2 up to a maximum rate of 11.5% total. While the Company is private, there is an ability to Pay in Kind (“PIK”) 100% of interest in year 1, 75% of interest in year 2, and 50% of interest thereafter. If the Company completes a qualified public offering, then 100% of interest will be paid in cash thereafter. The loan is guaranteed on a senior secured basis by the Company and its subsidiaries, subject to customary exceptions.

As consideration for the loan, the Company also granted to the lenders under the credit agreement 808,907 of its ordinary shares.

The loan also has the following Financial Covenants: If the Debt / EBITDA ratio (as defined in the credit agreement) is less than 6x, then no minimum cash covenant will apply; otherwise, a minimum cash covenant of $10 million will apply. In addition, the Company has to meet affirmative and negative covenants customary for a financing of this type, including but not limited to, limitations on indebtedness, restricted payments, dividends, transactions with affiliates, investments, liens, acquisitions, and asset sales.

b.	Business Combination agreement — SPAC Transaction

On March 8, 2022, The Company and one of its subsidiaries (SatixFy MS) which was incorporated during 2022 for that purpose, entered a Business Combination Agreement with Endurance Acquisition Corp (EDNCU). Under that agreement, the subsidiary, SatixFy MS, will merge with into EDNCU, with EDNCU continuing as the surviving company and becoming the Company’s direct, wholly owned subsidiary. The Business Combination is currently expected to close in the third or fourth quarter of 2022, after receipt of the required approval by the Company’s shareholders and EDNCU’s shareholders and the fulfillment of certain other conditions.

NOTE 27 — SUBSEQUENT EVENT: (continued)

As a result of the Business Combination, the Company expect to record an estimated gross increase in cash of between approximately $42.5 million, assuming the Maximum Redemption scenario, and $230.1 million, assuming the No Redemption scenario, and in each case including $29.1 million in proceeds from the PIPE Financing, expected to close concurrently with the Business Combination, with up to approximately $30 million in total expenses related to the Transactions. The Business Combination will be accounted for as a capital reorganization, with no goodwill or other intangible assets recorded, in accordance with IFRS. The Company has been determined to be the accounting acquirer. In connection with the Business Combination, the SatixFy Ordinary Shares will be registered under the Exchange Act and listed on Nasdaq.

Concurrently with the execution of the Business Combination Agreement, The Company entered into the Equity Line of Credit with Cantor Fitzgerald Principal Investments (“CF”), pursuant to which the Company may issue and sell to CF, from time to time and subject to the conditions in the related purchase agreement, up to $75 million in the Company’s Ordinary Shares.

c.	Legal Proceeding

The Company, SatixFy Limited, and certain shareholders and directors of the Company (the “Defendants”) were served with two lawsuits filed in the district court in Tel Aviv on March 22, 2022, by certain plaintiffs purporting to be stockholders of the Company (the “Plaintiffs”). Based on their prior stakes in Satixfy Limited, a company incorporated in Hong Kong, whose business was assigned to the Company in exchange for the issuance of equivalent holdings in the Company, except for certain shares placed in trust for the benefit of certain service providers, the Plaintiffs claim they are entitled to an aggregate of 2,000,000 Ordinary Shares of the Company and that the said trust mechanism does not pertain to them. The Plaintiffs ask for:

the amendment of the Company’s shareholders register accordingly, (ii) an order enjoining the defendants from executing any transaction or taking any other action that could adversely and disproportionally affect the Plaintiffs’ rights as shareholders, and (iii) the Defendants to notify the relevant regulatory authorities of the plaintiffs’ claim.

The Company issued and placed in trust sufficient shares to provide for the Plaintiffs’ alleged stakes in the Company should they prevail on the merits.

In May 2022, the court rejected plaintiff’s request for injunctive relief and ordered the appointment of a former judge, as the new trustee to exercise fiduciary authority over such shares. The plaintiffs’ claim on the merits remains pending. The Company believes that these proceedings will not have a material impact on the Company.

d.	On April 8, 2022 Mr. Yoel Gat, the Company’s former CEO, Chairman and founder passed away due to fatal illness. Mr. Yoav Leibovitch, the Company’s CFO, was nominated by the board as an interim CEO and Chairman of the board.